SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Total Stock Options Outstanding	2,874,000
Stock options [Member]
Statement [Line Items]
Stock Options Outstanding	3,483,000
Stock options [Member] | August 28, 2018 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.31
Stock Options Outstanding	288,000
Issuance Date	Aug. 28, 2018
Stock options [Member] | August 21, 2019 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	1,105,000
Issuance Date	Aug. 21, 2019
Stock options [Member] | August 4, 2020 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,481,000
Issuance Date	Aug. 04, 2020